Employee benefit expenses (Schedule of Key Management Personnel Compensation) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary and management fees | ₪		₪ 5,013	₪ 6,158	₪ 4,916
Bonus | ₪		5,434	3,520	2,005
Directors remuneration | ₪		403	550	507
Key management personnel compensation | ₪		₪ 10,850	₪ 10,228	₪ 7,428
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Salary and management fees | $	$ 1,559
Bonus | $	1,690
Directors remuneration | $	125
Key management personnel compensation | $	$ 3,374